Cover Page	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-32562
Entity Registrant Name	STANTEC INC.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	8711
Entity Tax Identification Number	98-0601423
Entity Address, Address Line One	10220-103 Avenue NW
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Edmonton
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T5J 0K4
City Area Code	780
Local Phone Number	917-7000
Title of 12(b) Security	Common Shares
Trading Symbol	STN
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	111,333,479
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001131383
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	370 Interlocken Boulevard
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021-8009
City Area Code	303
Local Phone Number	410-4000
Contact Personnel Name	Stantec Consulting Services Inc.